LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2016
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2015		2016
	Weighted		Weighted
	average		average
	interest	2015	interest	2016
	rate	Balance	rate	Balance
Bank borrowings:
Secured by equity securities, various rates	—	¥—	1.1%	¥1,782,642
Unsecured, various rates and various maturities through 2021	2.2%	1,224,669	1.3%	2,552,718
Capital lease obligations	1.7%	8,914	1.7%	5,613
		1,233,583		4,340,973
Less: current portion		458,243		703,986
		¥775,340		¥3,636,987

Schedule of aggregate annual maturities of long-term debt

The aggregate annual maturities of long-term debt after March 31, 2016, are as follows:

Years ending
March 31,	Thousands of Yen
2017	¥703,985
2018	538,068
2019	536,520
2020	423,228
2021	2,139,172
¥4,340,973